Related Party Transactions (Details Narrative)	Feb. 28, 2017 USD ($) shares
Proceeds from sale of stock to founders	$ 4,000
Officers and Directors [Member]
Number of common stock shares issued | shares	10,000,000
Proceeds from sale of stock to founders	$ 4,000